Fair value disclosure of financial assets and liabilities (Details 2) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Estimated fair value measurement
Long-term debt less accrued charges	$ (24,935)
Fair Value Disclosures of Financial Assets and Liabilities
Accrued charges	341	333
Carrying Amount
Estimated fair value measurement
Long-term debt less accrued charges	(24,594)	(22,700)
Perpetual Notes	(81)	(80)
Fair value
Estimated fair value measurement
Long-term debt less accrued charges	(26,724)	(24,312)
Perpetual Notes	(81)	(80)
Level 1
Estimated fair value measurement
Long-term debt less accrued charges	(20,155)	(18,181)
Level 2
Estimated fair value measurement
Long-term debt less accrued charges	(6,569)	(6,131)
Perpetual Notes	$ (81)	$ (80)